UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Walker & Dunlop Commercial Property Funding I WF, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported): January 26, 2026

Commission File Number of securitizer: 025-01697

Central Index Key Number of securitizer: 0001617874

Daniel J. Groman

Executive Vice President, General Counsel & Secretary

(301) 215-5500

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note 1:

Pursuant to Rule 15Ga-1(c)(2)(ii), Walker & Dunlop Commercial Property Funding I WF, LLC has indicated by check mark that there is no activity for the annual period commencing on January 1, 2025 through and including December 31, 2025.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 26, 2026

WALKER & DUNLOP COMMERCIAL PROPERTY FUNDING I WF, LLC
(Securitizer)

By:	/s/ Daniel J. Groman
Name:	Daniel J. Groman
Title:	Executive Vice President, General Counsel & Secretary